United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	September 30, 2006

Report type:	13F Holdings Report

If amended report check here:[X] Amendment Number: 1

If amended report is a restatement, check here: [X]


Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:

Wayne H. Shaner,	Bethesda, MD  	November 2, 2006




I am signing this report as required by the Securities Exchange Act of 1934.


                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                         September 30, 2006

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         Com              88579y101     5323    71520 SH       SOLE                    71520
Alleghany Corp                 Com              017175100     2890    10000 SH       SOLE                    10000
Altria Group Inc.              Com              02209s103     8234   107570 SH       SOLE                   107570
American International Group   Com              026874107    13251   199990 SH       SOLE                   199990
Anadarko Pete Corp.            Com              032511107     9228   210540 SH       SOLE                   210540
Anglogold Ltd ADR              Com              035128206     6038   160000 SH       SOLE                   160000
Anheuser-Busch Companies       Com              035229103    16386   344890 SH       SOLE                   344890
Apache Corporation             Com              037411105     4626    73200 SH       SOLE                    73200
Automatic Data Processing      Com              053015103    16028   338570 SH       SOLE                   338570
BP Plc-Spons. ADR              Com              055622104      262     4000 SH       SOLE                     4000
Barrick Gold Corp              Com              067901108    14864   483840 SH       SOLE                   483840
Becton Dickinson & Co.         Com              075887109      299     4225 SH       SOLE                     4225
Berkshire Hathaway A           Com              084670108      479        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    28407     8950 SH       SOLE                     8950
CBS Corp                       Com              124857202    12126   430450 SH       SOLE                   430450
Cincinnati Financial Corp      Com              172062101    14929   310240 SH       SOLE                   310240
Coca-Cola Company              Com              191216100    17677   395635 SH       SOLE                   395635
ConocoPhillips                 Com              20825C104     1161    19510 SH       SOLE                    19510
Danaher Corp                   Com              235851102    11869   172840 SH       SOLE                   172840
Dell Inc.                      Com              24702r101     5963   261080 SH       SOLE                   261080
Diageo Plc-ADR                 Com              25243q205     9235   130000 SH       SOLE                   130000
Dominion Resources Inc.        Com              25746U109    12841   167875 SH       SOLE                   167875
Echostar Communications        Com              278762109      655    20000 SH       SOLE                    20000
Emerson Electric Co.           Com              291011104      287     3425 SH       SOLE                     3425
Exxon Mobil Corp               Com              30231G102    17157   255690 SH       SOLE                   255690
Fifth Third Bancorp            Com              316773100    15700   412290 SH       SOLE                   412290
Gannett Company                Com              364730101     9508   167305 SH       SOLE                   167305
General Electric Co.           Com              369604103    22337   632790 SH       SOLE                   632790
Genuine Parts Co.              Com              372460105    13286   308040 SH       SOLE                   308040
GlaxoSmithKline PLC - Spons. A Com              37733W105    14213   267020 SH       SOLE                   267020
Gold Fields Ltd ADR            Com              38059t106     9013   505220 SH       SOLE                   505220
Grainger, W.W. Inc.            Com              384802104     3799    56690 SH       SOLE                    56690
Honda Motor Co. ADR            Com              438128308    15991   475500 SH       SOLE                   475500
Illinois Tool Works            Com              452308109     1188    26450 SH       SOLE                    26450
Intel Corp.                    Com              458140100     9556   464580 SH       SOLE                   464580
Johnson & Johnson              Com              478160104    21783   335440 SH       SOLE                   335440
LaBranche & Co Inc             Com              505447102     4355   420000 SH       SOLE                   420000
Markel Corporation             Com              570535104    13498    32870 SH       SOLE                    32870
McClatchy Newspapers, Inc.     Com              579489105     4762   112875 SH       SOLE                   112875
Morgan Stanley                 Com              617446448     9444   129535 SH       SOLE                   129535
Newmont Mining Corp.           Com              651639106    12735   297885 SH       SOLE                   297885
Nokia Corp ADR                 Com              654902204    12621   641000 SH       SOLE                   641000
Old Republic Intl              Com              680223104     7188   324520 SH       SOLE                   324520
Pfizer, Inc.                   Com              717081103     8714   307280 SH       SOLE                   307280
Procter & Gamble               Com              742718109    18242   294320 SH       SOLE                   294320
Royal Dutch Shell PLC - ADR Cl Com              780259107    12289   179709 SH       SOLE                   179709
Royal Gold Inc.                Com              780287108    14716   542410 SH       SOLE                   542410
Statoil ASA - Sponsored ADR    Com              85771p102    12172   511000 SH       SOLE                   511000
The Walt Disney Co.            Com              254687106    15792   510900 SH       SOLE                   510900
Wachovia Corp                  Com              929903102     1166    20900 SH       SOLE                    20900
Washington Post - Cl B         Com              939640108     7370    10000 SH       SOLE                    10000